Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032863
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class A
Trading Symbol	CREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Real Estate Equity Fund Class A (including sales charges) ($15,567)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$9,427	$10,000	$10,000
01/16	$9,070	$9,436	$9,665
02/16	$9,051	$9,433	$9,624
03/16	$9,938	$10,097	$10,600
04/16	$9,610	$10,159	$10,347
05/16	$9,827	$10,341	$10,599
06/16	$10,570	$10,362	$11,338
07/16	$10,915	$10,774	$11,809
08/16	$10,501	$10,801	$11,375
09/16	$10,301	$10,818	$11,175
10/16	$9,746	$10,584	$10,543
11/16	$9,487	$11,058	$10,365
12/16	$9,897	$11,274	$10,852
01/17	$9,871	$11,486	$10,864
02/17	$10,232	$11,913	$11,235
03/17	$10,007	$11,921	$10,978
04/17	$10,072	$12,047	$10,991
05/17	$10,111	$12,171	$10,907
06/17	$10,246	$12,280	$11,145
07/17	$10,324	$12,512	$11,281
08/17	$10,317	$12,536	$11,253
09/17	$10,265	$12,842	$11,250
10/17	$10,232	$13,122	$11,141
11/17	$10,402	$13,521	$11,443
12/17	$10,398	$13,656	$11,419
01/18	$10,072	$14,375	$10,942
02/18	$9,360	$13,846	$10,098
03/18	$9,716	$13,568	$10,483
04/18	$9,821	$13,619	$10,633
05/18	$10,044	$14,004	$11,053
06/18	$10,459	$14,095	$11,535
07/18	$10,536	$14,563	$11,627
08/18	$10,817	$15,074	$11,981
09/18	$10,485	$15,099	$11,677
10/18	$10,070	$13,988	$11,330
11/18	$10,470	$14,268	$11,867
12/18	$9,621	$12,940	$10,891
01/19	$10,649	$14,051	$12,171
02/19	$10,865	$14,545	$12,259
03/19	$11,269	$14,757	$12,670
04/19	$11,237	$15,346	$12,640
05/19	$11,326	$14,353	$12,668
06/19	$11,439	$15,361	$12,828
07/19	$11,593	$15,590	$12,992
08/19	$12,081	$15,272	$13,433
09/19	$12,375	$15,540	$13,828
10/19	$12,497	$15,874	$14,016
11/19	$12,432	$16,478	$13,805
12/19	$12,319	$16,954	$13,723
01/20	$12,543	$16,935	$13,888
02/20	$11,577	$15,549	$12,776
03/20	$9,574	$13,410	$9,976
04/20	$10,295	$15,187	$10,804
05/20	$10,493	$15,999	$10,825
06/20	$10,714	$16,364	$11,155
07/20	$11,396	$17,294	$11,607
08/20	$11,303	$18,546	$11,698
09/20	$10,908	$17,871	$11,316
10/20	$10,705	$17,485	$11,020
11/20	$11,445	$19,613	$12,223
12/20	$11,863	$20,495	$12,625
01/21	$11,728	$20,404	$12,638
02/21	$12,056	$21,042	$13,144
03/21	$12,547	$21,796	$13,745
04/21	$13,555	$22,919	$14,852
05/21	$13,623	$23,024	$15,004
06/21	$14,154	$23,592	$15,397
07/21	$14,999	$23,991	$16,137
08/21	$15,317	$24,675	$16,434
09/21	$14,342	$23,568	$15,547
10/21	$15,429	$25,161	$16,729
11/21	$15,349	$24,778	$16,616
12/21	$16,815	$25,754	$18,083
01/22	$15,390	$24,239	$16,845
02/22	$14,730	$23,628	$16,318
03/22	$15,702	$24,395	$17,386
04/22	$14,987	$22,206	$16,622
05/22	$14,159	$22,176	$15,586
06/22	$13,087	$20,321	$14,431
07/22	$14,390	$22,227	$15,738
08/22	$13,540	$21,397	$14,798
09/22	$11,995	$19,413	$12,996
10/22	$12,537	$21,005	$13,632
11/22	$13,251	$22,102	$14,418
12/22	$12,556	$20,808	$13,677
01/23	$13,884	$22,241	$15,137
02/23	$13,329	$21,721	$14,410
03/23	$13,157	$22,302	$14,044
04/23	$13,376	$22,539	$14,161
05/23	$12,906	$22,627	$13,705
06/23	$13,511	$24,172	$14,412
07/23	$13,721	$25,039	$14,822
08/23	$13,246	$24,555	$14,361
09/23	$12,448	$23,386	$13,384
10/23	$11,858	$22,766	$12,800
11/23	$13,194	$24,888	$14,151
12/23	$14,521	$26,209	$15,555
01/24	$13,915	$26,499	$14,910
02/24	$14,103	$27,933	$15,212
03/24	$14,406	$28,835	$15,525
04/24	$13,309	$27,566	$14,436
05/24	$13,901	$28,868	$15,099
06/24	$14,265	$29,762	$15,535
07/24	$15,212	$30,315	$16,502
08/24	$16,248	$30,975	$17,559
09/24	$16,722	$31,616	$18,034
10/24	$16,278	$31,384	$17,510
11/24	$16,944	$33,471	$18,262
12/24	$15,568	$32,448	$16,914
01/25	$15,711	$33,473	$17,090
02/25	$16,187	$32,831	$17,708
03/25	$15,648	$30,916	$17,068
04/25	$15,235	$30,709	$16,611
05/25	$15,521	$32,655	$16,963
06/25	$15,324	$34,314	$16,871
07/25	$15,016	$35,070	$16,742
08/25	$15,695	$35,881	$17,481
09/25	$15,760	$37,120	$17,676
10/25	$15,550	$37,915	$17,390
11/25	$15,905	$38,019	$17,812
12/25	$15,567	$38,012	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	(0.01)	5.58	5.14
Class A (including sales charges)Footnote Reference(a)	(5.77)	4.34	4.53
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 130,037,015
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,150,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Material Fund Change [Text Block]
C000248364
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class S
Trading Symbol	CREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Real Estate Equity Fund Class S ($16,923)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,716	$12,047	$10,991
05/17	$10,757	$12,171	$10,907
06/17	$10,906	$12,280	$11,145
07/17	$10,990	$12,512	$11,281
08/17	$10,990	$12,536	$11,253
09/17	$10,933	$12,842	$11,250
10/17	$10,906	$13,122	$11,141
11/17	$11,087	$13,521	$11,443
12/17	$11,083	$13,656	$11,419
01/18	$10,736	$14,375	$10,942
02/18	$9,978	$13,846	$10,098
03/18	$10,364	$13,568	$10,483
04/18	$10,475	$13,619	$10,633
05/18	$10,721	$14,004	$11,053
06/18	$11,160	$14,095	$11,535
07/18	$11,252	$14,563	$11,627
08/18	$11,550	$15,074	$11,981
09/18	$11,196	$15,099	$11,677
10/18	$10,754	$13,988	$11,330
11/18	$11,187	$14,268	$11,867
12/18	$10,282	$12,940	$10,891
01/19	$11,378	$14,051	$12,171
02/19	$11,616	$14,545	$12,259
03/19	$12,054	$14,757	$12,670
04/19	$12,020	$15,346	$12,640
05/19	$12,114	$14,353	$12,668
06/19	$12,234	$15,361	$12,828
07/19	$12,407	$15,590	$12,992
08/19	$12,936	$15,272	$13,433
09/19	$13,249	$15,540	$13,828
10/19	$13,380	$15,874	$14,016
11/19	$13,319	$16,478	$13,805
12/19	$13,199	$16,954	$13,723
01/20	$13,438	$16,935	$13,888
02/20	$12,406	$15,549	$12,776
03/20	$10,267	$13,410	$9,976
04/20	$11,038	$15,187	$10,804
05/20	$11,250	$15,999	$10,825
06/20	$11,492	$16,364	$11,155
07/20	$12,232	$17,294	$11,607
08/20	$12,123	$18,546	$11,698
09/20	$11,708	$17,871	$11,316
10/20	$11,490	$17,485	$11,020
11/20	$12,292	$19,613	$12,223
12/20	$12,738	$20,495	$12,625
01/21	$12,594	$20,404	$12,638
02/21	$12,945	$21,042	$13,144
03/21	$13,479	$21,796	$13,745
04/21	$14,569	$22,919	$14,852
05/21	$14,642	$23,024	$15,004
06/21	$15,220	$23,592	$15,397
07/21	$16,126	$23,991	$16,137
08/21	$16,478	$24,675	$16,434
09/21	$15,431	$23,568	$15,547
10/21	$16,598	$25,161	$16,729
11/21	$16,512	$24,778	$16,616
12/21	$18,096	$25,754	$18,083
01/22	$16,566	$24,239	$16,845
02/22	$15,857	$23,628	$16,318
03/22	$16,911	$24,395	$17,386
04/22	$16,144	$22,206	$16,622
05/22	$15,254	$22,176	$15,586
06/22	$14,114	$20,321	$14,431
07/22	$15,514	$22,227	$15,738
08/22	$14,600	$21,397	$14,798
09/22	$12,926	$19,413	$12,996
10/22	$13,519	$21,005	$13,632
11/22	$14,288	$22,102	$14,418
12/22	$13,548	$20,808	$13,677
01/23	$14,989	$22,241	$15,137
02/23	$14,380	$21,721	$14,410
03/23	$14,205	$22,302	$14,044
04/23	$14,453	$22,539	$14,161
05/23	$13,946	$22,627	$13,705
06/23	$14,595	$24,172	$14,412
07/23	$14,833	$25,039	$14,822
08/23	$14,321	$24,555	$14,361
09/23	$13,459	$23,386	$13,384
10/23	$12,834	$22,766	$12,800
11/23	$14,275	$24,888	$14,151
12/23	$15,714	$26,209	$15,555
01/24	$15,061	$26,499	$14,910
02/24	$15,263	$27,933	$15,212
03/24	$15,590	$28,835	$15,525
04/24	$14,407	$27,566	$14,436
05/24	$15,061	$28,868	$15,099
06/24	$15,454	$29,762	$15,535
07/24	$16,491	$30,315	$16,502
08/24	$17,607	$30,975	$17,559
09/24	$18,117	$31,616	$18,034
10/24	$17,639	$31,384	$17,510
11/24	$18,373	$33,471	$18,262
12/24	$16,900	$32,448	$16,914
01/25	$17,037	$33,473	$17,090
02/25	$17,568	$32,831	$17,708
03/25	$16,986	$30,916	$17,068
04/25	$16,523	$30,709	$16,611
05/25	$16,849	$32,655	$16,963
06/25	$16,635	$34,314	$16,871
07/25	$16,321	$35,070	$16,742
08/25	$17,037	$35,881	$17,481
09/25	$17,124	$37,120	$17,676
10/25	$16,897	$37,915	$17,390
11/25	$17,281	$38,019	$17,812
12/25	$16,923	$38,012	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	0.14	5.85	5.40
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 130,037,015
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,150,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Material Fund Change [Text Block]
C000094674
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Real Estate Equity Fund Institutional 2 Class ($17,108)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,621	$9,436	$9,665
02/16	$9,608	$9,433	$9,624
03/16	$10,552	$10,097	$10,600
04/16	$10,203	$10,159	$10,347
05/16	$10,440	$10,341	$10,599
06/16	$11,234	$10,362	$11,338
07/16	$11,602	$10,774	$11,809
08/16	$11,168	$10,801	$11,375
09/16	$10,959	$10,818	$11,175
10/16	$10,368	$10,584	$10,543
11/16	$10,100	$11,058	$10,365
12/16	$10,539	$11,274	$10,852
01/17	$10,512	$11,486	$10,864
02/17	$10,903	$11,913	$11,235
03/17	$10,667	$11,921	$10,978
04/17	$10,736	$12,047	$10,991
05/17	$10,778	$12,171	$10,907
06/17	$10,932	$12,280	$11,145
07/17	$11,016	$12,512	$11,281
08/17	$11,016	$12,536	$11,253
09/17	$10,963	$12,842	$11,250
10/17	$10,935	$13,122	$11,141
11/17	$11,118	$13,521	$11,443
12/17	$11,117	$13,656	$11,419
01/18	$10,768	$14,375	$10,942
02/18	$10,006	$13,846	$10,098
03/18	$10,390	$13,568	$10,483
04/18	$10,510	$13,619	$10,633
05/18	$10,757	$14,004	$11,053
06/18	$11,195	$14,095	$11,535
07/18	$11,287	$14,563	$11,627
08/18	$11,596	$15,074	$11,981
09/18	$11,235	$15,099	$11,677
10/18	$10,798	$13,988	$11,330
11/18	$11,226	$14,268	$11,867
12/18	$10,326	$12,940	$10,891
01/19	$11,430	$14,051	$12,171
02/19	$11,670	$14,545	$12,259
03/19	$12,108	$14,757	$12,670
04/19	$12,073	$15,346	$12,640
05/19	$12,176	$14,353	$12,668
06/19	$12,293	$15,361	$12,828
07/19	$12,468	$15,590	$12,992
08/19	$13,001	$15,272	$13,433
09/19	$13,322	$15,540	$13,828
10/19	$13,454	$15,874	$14,016
11/19	$13,392	$16,478	$13,805
12/19	$13,267	$16,954	$13,723
01/20	$13,518	$16,935	$13,888
02/20	$12,476	$15,549	$12,776
03/20	$10,331	$13,410	$9,976
04/20	$11,110	$15,187	$10,804
05/20	$11,324	$15,999	$10,825
06/20	$11,562	$16,364	$11,155
07/20	$12,309	$17,294	$11,607
08/20	$12,199	$18,546	$11,698
09/20	$11,783	$17,871	$11,316
10/20	$11,563	$17,485	$11,020
11/20	$12,374	$19,613	$12,223
12/20	$12,829	$20,495	$12,625
01/21	$12,683	$20,404	$12,638
02/21	$13,038	$21,042	$13,144
03/21	$13,571	$21,796	$13,745
04/21	$14,674	$22,919	$14,852
05/21	$14,758	$23,024	$15,004
06/21	$15,338	$23,592	$15,397
07/21	$16,254	$23,991	$16,137
08/21	$16,600	$24,675	$16,434
09/21	$15,545	$23,568	$15,547
10/21	$16,726	$25,161	$16,729
11/21	$16,650	$24,778	$16,616
12/21	$18,237	$25,754	$18,083
01/22	$16,710	$24,239	$16,845
02/22	$15,992	$23,628	$16,318
03/22	$17,053	$24,395	$17,386
04/22	$16,275	$22,206	$16,622
05/22	$15,385	$22,176	$15,586
06/22	$14,234	$20,321	$14,431
07/22	$15,642	$22,227	$15,738
08/22	$14,727	$21,397	$14,798
09/22	$13,046	$19,413	$12,996
10/22	$13,648	$21,005	$13,632
11/22	$14,427	$22,102	$14,418
12/22	$13,668	$20,808	$13,677
01/23	$15,130	$22,241	$15,137
02/23	$14,524	$21,721	$14,410
03/23	$14,338	$22,302	$14,044
04/23	$14,589	$22,539	$14,161
05/23	$14,075	$22,627	$13,705
06/23	$14,738	$24,172	$14,412
07/23	$14,979	$25,039	$14,822
08/23	$14,460	$24,555	$14,361
09/23	$13,588	$23,386	$13,384
10/23	$12,955	$22,766	$12,800
11/23	$14,417	$24,888	$14,151
12/23	$15,869	$26,209	$15,555
01/24	$15,205	$26,499	$14,910
02/24	$15,410	$27,933	$15,212
03/24	$15,743	$28,835	$15,525
04/24	$14,556	$27,566	$14,436
05/24	$15,220	$28,868	$15,099
06/24	$15,620	$29,762	$15,535
07/24	$16,658	$30,315	$16,502
08/24	$17,794	$30,975	$17,559
09/24	$18,313	$31,616	$18,034
10/24	$17,826	$31,384	$17,510
11/24	$18,572	$33,471	$18,262
12/24	$17,068	$32,448	$16,914
01/25	$17,225	$33,473	$17,090
02/25	$17,749	$32,831	$17,708
03/25	$17,173	$30,916	$17,068
04/25	$16,702	$30,709	$16,611
05/25	$17,033	$32,655	$16,963
06/25	$16,816	$34,314	$16,871
07/25	$16,496	$35,070	$16,742
08/25	$17,225	$35,881	$17,481
09/25	$17,314	$37,120	$17,676
10/25	$17,101	$37,915	$17,390
11/25	$17,474	$38,019	$17,812
12/25	$17,108	$38,012	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	0.23	5.93	5.52
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 130,037,015
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,150,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Material Fund Change [Text Block]
C000171305
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Real Estate Equity Fund Institutional 3 Class ($17,173)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,722	$12,047	$10,991
05/17	$10,763	$12,171	$10,907
06/17	$10,917	$12,280	$11,145
07/17	$10,999	$12,512	$11,281
08/17	$10,999	$12,536	$11,253
09/17	$10,949	$12,842	$11,250
10/17	$10,921	$13,122	$11,141
11/17	$11,102	$13,521	$11,443
12/17	$11,103	$13,656	$11,419
01/18	$10,758	$14,375	$10,942
02/18	$9,997	$13,846	$10,098
03/18	$10,385	$13,568	$10,483
04/18	$10,504	$13,619	$10,633
05/18	$10,748	$14,004	$11,053
06/18	$11,191	$14,095	$11,535
07/18	$11,282	$14,563	$11,627
08/18	$11,588	$15,074	$11,981
09/18	$11,232	$15,099	$11,677
10/18	$10,792	$13,988	$11,330
11/18	$11,223	$14,268	$11,867
12/18	$10,317	$12,940	$10,891
01/19	$11,426	$14,051	$12,171
02/19	$11,663	$14,545	$12,259
03/19	$12,098	$14,757	$12,670
04/19	$12,064	$15,346	$12,640
05/19	$12,174	$14,353	$12,668
06/19	$12,291	$15,361	$12,828
07/19	$12,464	$15,590	$12,992
08/19	$13,000	$15,272	$13,433
09/19	$13,319	$15,540	$13,828
10/19	$13,449	$15,874	$14,016
11/19	$13,388	$16,478	$13,805
12/19	$13,267	$16,954	$13,723
01/20	$13,515	$16,935	$13,888
02/20	$12,476	$15,549	$12,776
03/20	$10,331	$13,410	$9,976
04/20	$11,110	$15,187	$10,804
05/20	$11,321	$15,999	$10,825
06/20	$11,568	$16,364	$11,155
07/20	$12,306	$17,294	$11,607
08/20	$12,207	$18,546	$11,698
09/20	$11,788	$17,871	$11,316
10/20	$11,571	$17,485	$11,020
11/20	$12,382	$19,613	$12,223
12/20	$12,833	$20,495	$12,625
01/21	$12,689	$20,404	$12,638
02/21	$13,050	$21,042	$13,144
03/21	$13,588	$21,796	$13,745
04/21	$14,688	$22,919	$14,852
05/21	$14,771	$23,024	$15,004
06/21	$15,345	$23,592	$15,397
07/21	$16,271	$23,991	$16,137
08/21	$16,623	$24,675	$16,434
09/21	$15,563	$23,568	$15,547
10/21	$16,750	$25,161	$16,729
11/21	$16,675	$24,778	$16,616
12/21	$18,266	$25,754	$18,083
01/22	$16,726	$24,239	$16,845
02/22	$16,017	$23,628	$16,318
03/22	$17,078	$24,395	$17,386
04/22	$16,299	$22,206	$16,622
05/22	$15,409	$22,176	$15,586
06/22	$14,253	$20,321	$14,431
07/22	$15,677	$22,227	$15,738
08/22	$14,751	$21,397	$14,798
09/22	$13,071	$19,413	$12,996
10/22	$13,665	$21,005	$13,632
11/22	$14,446	$22,102	$14,418
12/22	$13,699	$20,808	$13,677
01/23	$15,153	$22,241	$15,137
02/23	$14,543	$21,721	$14,410
03/23	$14,362	$22,302	$14,044
04/23	$14,622	$22,539	$14,161
05/23	$14,103	$22,627	$13,705
06/23	$14,771	$24,172	$14,412
07/23	$14,997	$25,039	$14,822
08/23	$14,484	$24,555	$14,361
09/23	$13,614	$23,386	$13,384
10/23	$12,989	$22,766	$12,800
11/23	$14,444	$24,888	$14,151
12/23	$15,903	$26,209	$15,555
01/24	$15,250	$26,499	$14,910
02/24	$15,452	$27,933	$15,212
03/24	$15,778	$28,835	$15,525
04/24	$14,597	$27,566	$14,436
05/24	$15,250	$28,868	$15,099
06/24	$15,658	$29,762	$15,535
07/24	$16,693	$30,315	$16,502
08/24	$17,840	$30,975	$17,559
09/24	$18,366	$31,616	$18,034
10/24	$17,872	$31,384	$17,510
11/24	$18,637	$33,471	$18,262
12/24	$17,126	$32,448	$16,914
01/25	$17,280	$33,473	$17,090
02/25	$17,811	$32,831	$17,708
03/25	$17,228	$30,916	$17,068
04/25	$16,766	$30,709	$16,611
05/25	$17,091	$32,655	$16,963
06/25	$16,878	$34,314	$16,871
07/25	$16,547	$35,070	$16,742
08/25	$17,297	$35,881	$17,481
09/25	$17,384	$37,120	$17,676
10/25	$17,157	$37,915	$17,390
11/25	$17,541	$38,019	$17,812
12/25	$17,173	$38,012	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	0.28	6.00	5.56
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 130,037,015
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,150,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Material Fund Change [Text Block]
C000032867
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional Class
Trading Symbol	CREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrial, specialty, single family homes and apartments sub-sectors boosted the Fund’s performance most during the annual period.

Allocations | Larger allocations to the office and health care sub-sectors and smaller allocations to the apartments and data centers sub-sectors buoyed Fund performance during the annual period.

Individual holdings | Positions in Welltower, a health care infrastructure company; Piedmont Realty Trust, an operator of office properties; Avalon Bay Communities, a developer of multifamily communities; First Industrial Realty Trust, an operator of warehouse and other industrial properties; and Vornado Realty Trust, which engages in the ownership of office, retail, merchandise mart properties, were among the top contributors to Fund performance.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives during the period had a positive impact on Fund performance.

Top Performance Detractors

Stock selection | Selections in the data centers, shopping centers, office and manufactured homes sub-sectors hurt the Fund’s performance during the annual period.

Allocations | Large weightings in self-storage, telecommunications REITs and single family homes sub-sectors and smaller allocations to the diversified and free standing sub-sectors detracted from the Fund’s performance.

Individual holdings | Fund positions in Empire State Realty Trust, owner and operator of office and retail properties; SL Green Realty, an owner of high quality office assets predominantly located in New York; Equinix, a digital infrastructure company; American Tower Corporation, which offers leasing of space on communications sites to wireless service providers, radio and television broadcast companies; and CubeSmart, a self-storage operator, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Real Estate Equity Fund Institutional Class ($16,923)	Russell 3000® Index ($38,012)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,615	$9,436	$9,665
02/16	$9,602	$9,433	$9,624
03/16	$10,547	$10,097	$10,600
04/16	$10,199	$10,159	$10,347
05/16	$10,429	$10,341	$10,599
06/16	$11,230	$10,362	$11,338
07/16	$11,596	$10,774	$11,809
08/16	$11,157	$10,801	$11,375
09/16	$10,945	$10,818	$11,175
10/16	$10,357	$10,584	$10,543
11/16	$10,082	$11,058	$10,365
12/16	$10,523	$11,274	$10,852
01/17	$10,496	$11,486	$10,864
02/17	$10,885	$11,913	$11,235
03/17	$10,647	$11,921	$10,978
04/17	$10,716	$12,047	$10,991
05/17	$10,757	$12,171	$10,907
06/17	$10,906	$12,280	$11,145
07/17	$10,990	$12,512	$11,281
08/17	$10,990	$12,536	$11,253
09/17	$10,933	$12,842	$11,250
10/17	$10,906	$13,122	$11,141
11/17	$11,087	$13,521	$11,443
12/17	$11,083	$13,656	$11,419
01/18	$10,736	$14,375	$10,942
02/18	$9,978	$13,846	$10,098
03/18	$10,364	$13,568	$10,483
04/18	$10,475	$13,619	$10,633
05/18	$10,721	$14,004	$11,053
06/18	$11,160	$14,095	$11,535
07/18	$11,252	$14,563	$11,627
08/18	$11,550	$15,074	$11,981
09/18	$11,196	$15,099	$11,677
10/18	$10,754	$13,988	$11,330
11/18	$11,187	$14,268	$11,867
12/18	$10,282	$12,940	$10,891
01/19	$11,378	$14,051	$12,171
02/19	$11,616	$14,545	$12,259
03/19	$12,054	$14,757	$12,670
04/19	$12,020	$15,346	$12,640
05/19	$12,114	$14,353	$12,668
06/19	$12,234	$15,361	$12,828
07/19	$12,407	$15,590	$12,992
08/19	$12,936	$15,272	$13,433
09/19	$13,249	$15,540	$13,828
10/19	$13,380	$15,874	$14,016
11/19	$13,319	$16,478	$13,805
12/19	$13,199	$16,954	$13,723
01/20	$13,438	$16,935	$13,888
02/20	$12,406	$15,549	$12,776
03/20	$10,267	$13,410	$9,976
04/20	$11,038	$15,187	$10,804
05/20	$11,250	$15,999	$10,825
06/20	$11,492	$16,364	$11,155
07/20	$12,232	$17,294	$11,607
08/20	$12,123	$18,546	$11,698
09/20	$11,708	$17,871	$11,316
10/20	$11,490	$17,485	$11,020
11/20	$12,292	$19,613	$12,223
12/20	$12,738	$20,495	$12,625
01/21	$12,594	$20,404	$12,638
02/21	$12,945	$21,042	$13,144
03/21	$13,479	$21,796	$13,745
04/21	$14,569	$22,919	$14,852
05/21	$14,642	$23,024	$15,004
06/21	$15,220	$23,592	$15,397
07/21	$16,126	$23,991	$16,137
08/21	$16,478	$24,675	$16,434
09/21	$15,431	$23,568	$15,547
10/21	$16,598	$25,161	$16,729
11/21	$16,512	$24,778	$16,616
12/21	$18,096	$25,754	$18,083
01/22	$16,566	$24,239	$16,845
02/22	$15,857	$23,628	$16,318
03/22	$16,911	$24,395	$17,386
04/22	$16,144	$22,206	$16,622
05/22	$15,254	$22,176	$15,586
06/22	$14,114	$20,321	$14,431
07/22	$15,514	$22,227	$15,738
08/22	$14,600	$21,397	$14,798
09/22	$12,926	$19,413	$12,996
10/22	$13,519	$21,005	$13,632
11/22	$14,288	$22,102	$14,418
12/22	$13,548	$20,808	$13,677
01/23	$14,989	$22,241	$15,137
02/23	$14,380	$21,721	$14,410
03/23	$14,205	$22,302	$14,044
04/23	$14,453	$22,539	$14,161
05/23	$13,946	$22,627	$13,705
06/23	$14,595	$24,172	$14,412
07/23	$14,833	$25,039	$14,822
08/23	$14,321	$24,555	$14,361
09/23	$13,459	$23,386	$13,384
10/23	$12,834	$22,766	$12,800
11/23	$14,275	$24,888	$14,151
12/23	$15,714	$26,209	$15,555
01/24	$15,061	$26,499	$14,910
02/24	$15,263	$27,933	$15,212
03/24	$15,590	$28,835	$15,525
04/24	$14,407	$27,566	$14,436
05/24	$15,061	$28,868	$15,099
06/24	$15,454	$29,762	$15,535
07/24	$16,491	$30,315	$16,502
08/24	$17,607	$30,975	$17,559
09/24	$18,117	$31,616	$18,034
10/24	$17,639	$31,384	$17,510
11/24	$18,373	$33,471	$18,262
12/24	$16,883	$32,448	$16,914
01/25	$17,037	$33,473	$17,090
02/25	$17,568	$32,831	$17,708
03/25	$16,986	$30,916	$17,068
04/25	$16,523	$30,709	$16,611
05/25	$16,849	$32,655	$16,963
06/25	$16,635	$34,314	$16,871
07/25	$16,321	$35,070	$16,742
08/25	$17,037	$35,881	$17,481
09/25	$17,124	$37,120	$17,676
10/25	$16,897	$37,915	$17,390
11/25	$17,281	$38,019	$17,812
12/25	$16,923	$38,012	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	0.24	5.85	5.40
Russell 3000® Index	17.15	13.15	14.29
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to July 3, 2023, reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 130,037,015
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,150,471
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$130,037,015
Total number of portfolio holdings	73
Management services fees (represents 0.75% of Fund average net assets)	$1,150,471
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	20.2%
Retail REITs	15.0%
Industrial REITs	15.0%
Data Center REITs	11.0%
Multi-Family Residential REITs	8.7%
Self Storage REITs	8.3%
Hotel & Resort REITs	5.0%
Other Specialized REITs	4.5%
Single-Family Residential REITs	3.7%
Office REITs	3.1%
Diversified REITs	2.3%
Other	0.8%

Asset Categories

Common Stocks	97.6%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	11.4%
Prologis, Inc.	10.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.7%
Public Storage	3.6%
Ventas, Inc.	3.0%
AvalonBay Communities, Inc.	2.8%
Realty Income Corp.	2.4%
Extra Space Storage, Inc.	2.4%

Material Fund Change [Text Block]